Restatement of previously issued financial statements	9 Months Ended
Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate its previously reported financial statements. The Company determined, at the closing of the Company’s Initial Public Offering it had improperly valued and classified its Common stock subject to possible redemption. The Company previously determined the Common stock subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Common stock subject to possible redemption, resulting in the Common stock subject to possible redemption being equal to its redemption value. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in a restatement to the initial carrying value of the Common stock subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and Common stock.
In connection with the change in presentation for the Common stock subject to redemption, the Company also restated its net income (loss) per common share calculation to allocate net income (loss) evenly all Common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, all common shares share pro rata in the income (loss) of the Company.
There has been no change in the Company’s total assets, liabilities or operating results.
The impact of the restatement on the Company’s financial

statements is reflected in the following table.

Balance Sheet as of January 12, 2021 (audited)	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$43,854,220	$6,145,780	$50,000,000
Common stock	$241	$(60)	$181
Additional paid-in capital	$5,001,446	$(5,001,446)	$—
Accumulated deficit	$—	$(1,144,273)	$(1,144,273)
Total Stockholders’ (Deficit) Equity	$5,001,687	$(6,145,779)	$(1,144,092)
Balance Sheet as of March 31, 2021 (Unaudited)
Common stock subject to possible redemption	$50,944,084	$6,555,916	$57,500,000
Common Stock	$246	$(65)	$181
Additional paid-in capital	$5,149,077	$(5,149,077)	$—
Accumulated deficit	$(149,321)	$(1,406,774)	$(1,556,095)
Total Stockholders’ (Deficit) Equity	$5,000,002	$(6,555,916)	$(1,555,914)
Balance Sheet as of June 30, 2021 (Unaudited)
Common stock subject to possible redemption	$50,780,263	$6,719,737	$57,500,000
Common Stock	$247	$(66)	$181
Additional paid-in capital	$5,312,897	$(5,312,897)	$—
Accumulated deficit	$(313,140)	$(1,406,774)	$(1,719,914)
Total Stockholders’ (Deficit) Equity	$5,000,004	$(6,719,737)	$(1,719,733)
Condensed Statement of Changes in Stockholders’ (Deficit) Equity for the Three Months Ended March 31, 2021 (Unaudited)
Sale of 5,750,000, net of underwriting discounts and offering expenses	$52,368,407	$(52,368,407)	$—
Change in value of common stock subject to redemption	$(50,944,084)	$50,944,084	$—
Accretion for common stock to redemption amount	$—	$(5,131,593)	$(5,131,593)
Condensed Statement of Changes in Stockholders’ (Deficit) Equity for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to redemption	$163,821	$(163,821)	$—
Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Initial classification of common stock subject to possible redemption	$51,091,720	$6,408,280	$57,500,000
Change in value of common stock subject to redemption	$(147,636)	$147,636	$—
Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited)
Initial classification of common stock subject to possible redemption	$51,091,720	$6,408,280	$57,500,000
Change in value of common stock subject to redemption	$(311,457)	$311,457	$—
In connection with the change in presentation for the common stock subject to redemption, the Company also restated its income (loss) per common share calculated to allocate net income (loss), with all allocated to common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss). The impact of this restatement on the Company’s financial statements is reflected in the following table:

Statement of Operations for the Three Months Ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding common stock subject to redemption	5,090,614	(123,948)	4,966,667
Basic and diluted net income (loss) per common share, Basic – Redeemable	$—	$(0.02)	$(0.02)
Weighted average shares outstanding, non-redeemable common stock	2,310,301	(577,468)	1,732,833
Basic and diluted net income (loss) per common share, Basic – Non-Redeemable	$(0.06)	$0.04	$(0.02)
Statement of Operations for the Three Months Ended June 30, 2021
Weighted average shares outstanding common stock subject to redemption	5,094,072	655,928	5,750,000
Basic and diluted net income (loss) per common share, Basic – Redeemable	$—	$(0.02)	$(0.02)
Weighted average shares outstanding, non-redeemable common stock	2,463,428	(655,928)	1,807,500
Basic and diluted net income (loss) per common share, Basic – Non-Redeemable	$(0.07)	$0.05	$(0.02)
Statement of Operations for the Six Months Ended June 30, 2021
Weighted average shares outstanding common stock subject to redemption	5,092,476	268,021	5,360,497
Basic and diluted net income (loss) per common share, Basic – Redeemable	$—	$(0.04)	$(0.04)
Weighted average shares outstanding, non-redeemable common stock	2,387,287	(616,914)	1,770,373
Basic and diluted net income (loss) per common share, Basic – Non-Redeemable	$(0.13)	$0.09	$(0.04)